Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of Directors and Other Key Management Personnel
The remuneration of the Company’s directors and other key management personnel during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Salaries, directors’ fees and other short-term benefits	$3,555	$4,236
Share-based payments	1,268	4,985
Total key management personnel compensation	$4,823	$9,221